Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, net [Abstract]
Schedule of Inventories
	As of December 31,	As of December 31,
	2023	2022
Finished goods	$10,064,160	$10,627,535
Work in process	938,289	953,088
Raw materials	19,632,702	20,125,467
	30,635,151	31,706,090
Less: inventory write-down	(30,436,305)	(31,266,026)
Inventories, net	$198,846	$440,064